Other Operating Income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income [Abstract]
Adjustments and interest on miscellaneous receivables	$ 27,530,770	$ 21,267,898	$ 15,317,617
Rental of safe deposit boxes	8,069,353	9,109,074	9,707,584
Fees expenses recovered	2,339,878	2,569,661	2,344,644
Proceeds from electronic transactions	1,098,672	1,141,101	1,280,231
Income related to foreign trade	901,679	1,084,258	1,511,289
Gain from the sale of non-current assets held for sale	0	1,420,141	0
Result for initial recognition of Argentine Government Securities	0	0	92,780
Other operating income	27,307,565	29,308,178	19,462,414
TOTAL	$ 67,247,917	$ 65,900,311	$ 49,716,559